Capital Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 16, 2020	Mar. 31, 2021	Mar. 31, 2020
Statements [Line Items]
Shares issued in a private placement, net of issue costs			$ 698
Shares issued in a private placement, net of issue costs, shares			6,732,000
Offering Cost			$ 250
Shares received			363,718
SalvaRx
Statements [Line Items]
Payment for settlement	$ 1,770
Warrants exercised	397,604
Exercise Price	$ 6.64
Contractual value of warrants exercised description	The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020 (the settlement date) of $9.80 per share and the contract price of $6.64 per share.
Accredited Investors
Statements [Line Items]
Shares issued in a private placement, net of issue costs		$ 6,980
Shares issued in a private placement, net of issue costs, shares		698,145
Shares price		$ 10.00
Directors [Member]
Statements [Line Items]
Shares issued in a private placement, net of issue costs		$ 2,150
Shares issued in a private placement, net of issue costs, shares		215,000